Financial Instruments and Financial Risk Management (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2017 ILS (₪)
Financial Instruments And Financial Risk Management [Abstract]
Fair value of convertible debentures	₪ 14,015
Unrecognized Day 1 Loss	(1,376)
Debentures, net	₪ 12,639